Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplementary cash flow information:
Cash paid for interest	$ 316,734	$ 210,423
Cash paid for income taxes, net of tax refund	414,657	350,268
Cash inflow for income taxes from stock option exercises	17,588	9,565
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,434,645)	(958,241)
Liabilities assumed	282,789	65,805
Noncontrolling interest	105,863	1,441
Notes assumed in connection with acquisition	4,720	10,600
Noncontrolling Interest Subject To Put Provisions	86,729
Cash paid	(1,954,544)	(880,395)
Less cash acquired	171,795	12,607
Net cash paid for acquisition	$ (1,782,749)	$ (867,788)